UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21322

Georgetowne Funds

(Exact name of registrant as specified in charter)

1001 W. Madison St., Unit 607

Chicago, IL  60607

(Address of principal executive offices)

(Zip code)

Paul K. Hoffmeister

1001 W. Madison St., Unit 607

Chicago, IL  60607

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 221-1978

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments

	Georgetowne Long/Short Fund
	Schedule of Investments
	July 31, 2007 (Unaudited)

Shares		Value

COMMON STOCK - 97.18%

Air Transportation, Scheduled - 6.79%
1,900	Continental Airlines, Inc. *	$ 59,869

Biological Products (No Disgnostic Substances) - 6.71%
1,100	Amgen, Inc.*	59,114

Computer Communications Equipment - 3.77%
2,200	Lanoptics, Ltd. * †	33,264

Electric Lighting & Wiring Equipment - 4.73%
2,500	LSI Industries, Inc. *	41,675

Electronic Computers - 2.54%
800	Dell Computer Corp. * †	22,376

Electromedical & Electrotherapeutic Apparatus - 1.96%
400	St. Jude Medical, Inc.* †	17,256

Farm Machinery & Equipment - 3.92%
900	Agco Corp. * †	34,587

Hospital & Medical Service Plans - 1.65%
300	United Health Group, Inc.	14,529

Industrial Instruments for Measurement, Display and Control - 1.05%
200	Esterline Technologies Corp.*	9,258

Miscellaneous Electrical Machinery, Equipment & Supplies -4.90%
4,000	GSI Group, Inc.*	43,200

Ordnance & Accessories, (No Vehicles/Guided Missiles) - 0.71%
1,000	Allied Defense Group, Inc.*	6,240

Pharmaceutical Preparations - 6.48%
300	Celegene Corp.*	18168
200	Genetech, Inc.*	14,876
1500	Mylan Laboratories, Inc.	24,045
		57,089
Radio & TV Broadcasting & Communications Equipment - 5.67%
1,200	Qualcomm, Inc.	49,980

Retail-Drug Stores & Proprietary Stores - 1.60%
400	CVS Caremark Corp.	14,076

Rolling Drawing & Extruding of Nonferrous Metals - 1.80%
200	RTI International Metals, Inc.*	15,848

Secondary Smelting & Refining of Nonferrous Metals - 0.76%
200	Titanium Metals Corp.*	6,684

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.75%
200	NYSE Group, Inc.	15,404

Security Brokers, Dealers & Flotation Companies - 1.07%
50	Goldman Sachs Group, Inc.	9,417

Semiconductors & Related Devices - 8.85%
1,500	Broadcom Corp. * †	49,215
4,000	LSI Corp.	28,800
		78,015
Services-Business Services - 1.16%
300	Akamai Technologies, Inc.*	10,188

Services-Computer Integrated Systems Design - 2.19%
1,800	Packeteer, Inc. * †	12,384
1,000	Packeteer, Inc. *	6,880
		19,264
Services - Computer Programming, Data Processing - 1.74%
30	Google, Inc.*	15,300

Services-Educational Services - 3.35%
500	Apollo Group, Inc. * †	29,555

Services-Nursing & Personal Care Facilities - 2.43%
800	Kindred Healthcare, Inc. * †	21,424

Services-Video Tape Rental - 3.52%
1,800	Netflix, Inc. *	31,014

Special Industry Machinery - 1.74%
1,600	Semitool, Inc. *	15,312

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.86%
200	Universal Stainless & Alloy Products, Inc. *	7,548

Telephone Communications (No Radiotelephone) - 3.11%
700	AT&T Corp.	27,412

Tobacco Products - 2.26%
300	Altria Group, Inc.	19,941

Transportation Services - 1.81%
600	Expedia, Inc. * †	15,966

Wholesale-Electronic Parts & Equipment - 6.32%
5,500	Audiovox Corp *	55,660

TOTAL FOR COMMON STOCK (Cost $849,321) - 97.18%		856,465

SHORT TERM INVESTMENTS - 5.61%
49,433	First American Treasury Obligation Fund Class Y 4.75% ** (Cost $49,433)	49,433

TOTAL INVESTMENTS (Cost $898,754) - 102.79%		905,898

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.79)%		(24,593)

NET ASSETS - 100.00%		$ 881,305

* Non-income producing securities during the period.
† Security is pledged as Collateral for Securities Sold Short.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2007.

	Georgetowne Long/Short Fund
	Schedule of Securities Sold Short
	July 31, 2007 (Unaudited)

Shares		Value
100	Acuity Brands, Inc.	$ 5,910
200	Amazon Com, Inc.	15,708
500	American Axle & Manufacturing Holdings, Inc.	12100
500	Directv Group, Inc.	11,205
500	Drew Industries, Inc.	17,390
200	Ebay, Inc.	6,480
400	General Motors Corp.	12,960
500	Hershey Co.	23,050
200	Kohls Corp.	12,160
300	Komag, Inc.	9,603
400	MGI Pharma, Inc.	10,012
500	Nvidia Corp.	22,880
200	Panera Bread Co.	8,128
400	VCA Antech, Inc.	15,736
	Total Securities Sold Short (Proceeds - $163,686)	$ 183,322

	Georgetowne Long/Short Fund
	Schedule of Call Options Written
	July 31, 2007 (Unaudited)

CALL OPTIONS WRITTEN

Underlying Security		Shares Subject
Expiration Date/Exercise Price		to Call	Value

Continental Airlines, Inc.
August 2007 Call @ 40.00		1,900	$ 190

Maylan Laboratories, Inc.
August 2007 Call @ 20.00		1,500	75

Netflix, Inc.
August 2007 Call @ 22.50		1,800	90

Audiovox Corp.
August 2007 Call @ 12.50		3,000	150

Total (Premiums Received $5,178)			$ 505

	Georgetowne Long/Short Fund
	Notes to Financial Statements
	July 31, 2007 (Unaudited)

1. SECURITY TRANSACTIONS
At July 31, 2007, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $898,754 amounted to $7,819 which consisted of aggregate gross unrealized appreciation of
$91,015 and aggregate gross unrealized depreciation of $98,834.

Item 2.  Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Georgetowne Funds

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date September 26, 2007